FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 3,903,033	$ 3,855,538
The carrying value of long-term debt, excluding unamortized deferred financing costs	$ 3,821,519	$ 3,962,705